RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2019
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

13.         RELATED PARTY TRANSACTIONS

Key management personnel of the Company include the President and Chief Executive Officer (“CEO”), Executive VP and Chief Operating Officer (“COO”), Chief Financial Officer (“CFO”), Chief Technical Officer, Chief Scientific Officer, Chief Medical Officer (“CMO”), former Executive VP of Research and Development, and Directors of the Company. Compensation paid to key management personnel is as follows:

	2019	2018	2017

Salaries, consulting fees, and director fees	$2,107,096	$2,439,422	$2,179,826
Share-based payments, net of cancellations (a)	1,006,143	1,429,053	770,222
Total compensation	$3,113,239	$3,868,475	$2,950,048

(a)	Share-based payments to related parties represents the fair value of options granted and vested in the period to key management personnel net of expense reversed for options cancelled before vesting.

During the year ended September 30, 2019, the Company modified nil (2018 – 73,000; 2017 – Nil) options held by and granted 202,000 (2018 – 682,000; 2017 – Nil) options to key management personnel. The vesting of these options and options granted to key management personnel in prior periods were recorded as share-based payments expense in the statement of loss and comprehensive loss at a value of $1,006,143 (2018 - $1,429,053; 2017 - $770,222).

Included in accounts payable and accrued liabilities at September 30, 2019 is $108,331 (2018 - $128,035) due to related parties with respect to key management personnel compensation and expense reimbursements. Amounts due to related parties are non-interest bearing, with no fixed terms of repayment.

Commitments

The CEO is entitled to a payment of one year of base salary upon termination without cause. Additionally, the CEO is entitled to 18 months of salary if termination without cause occurs after a change of control event or within 60 days prior to a change of control event where such event was under consideration at the time of termination. The CFO, COO and CMO are entitled to a payment of one year of base salary upon termination without cause. Additionally, the CFO, COO and CMO are entitled to 18 months of salary if termination without cause occurs within 18 months after a change of control event.

Stock options held by the CEO, CFO, COO, and CMO vest immediately upon a change of control.